SLM Student Loan Trust 2006-6
Quarterly Servicing Report

Distribution Date	10/25/2006
Collection Period	07/20/2006 -09/30/2006

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank -	Indenture Trustee
Chase Bank USA, National Association -	Eligible Lender Trustee
SLM Investment Corp -	Excess Distribution Certificateholder

I. 2006-6 Deal Parameters

	Student Loan Portfolio Characteristics		07/20/2006	Activity	09/30/2006
A	i	Portfolio Balance	$1,487,005,645.42	$(8,056,920.96)	$1,478,948,724.46
	ii	Interest to be Capitalized	1,539,573.14		1,903,547.92

	iii	Total Pool	$1,488,545,218.56		$1,480,852,272.38
	iv	Capitalized Interest	44,000,000.00		44,000,000.00
	v	Add-on Consolidation Loan Account Balance	7,500,000.00		5,238,736.23
	vi	Specified Reserve Account Balance	3,769,348.00		3,715,227.52

	vii	Total Adjusted Pool	$1,543,814,566.56		$1,533,806,236.13

B	i	Weighted Average Coupon (WAC)	5.092%		5.094%
	ii	Weighted Average Remaining Term	265.20		264.97
	iii	Number of Loans	91,288		90,711
	iv	Number of Borrowers	57,152		56,702
	v	Aggregate Outstanding Principal Balance - T-Bill	$41,675,002		$41,938,808
	vi	Aggregate Outstanding Principal Balance - T-bill — Other *	$3,918,783		$3,836,997
	vii	Aggregate Outstanding Principal Balance - Commercial Paper	$1,442,951,434		$1,435,076,467
	viii	Pool Factor	1.000000000		0.985642011

	Notes			Spread	Exchange Ratio	Balance 07/20/2006	Balance 10/25/2006
C	i	A-1 Notes	83149FAA2	-0.010%	1.00000	$501,000,000.00	$488,752,967.19
	ii	A-2 Notes	83149FAB0	0.080%	1.00000	$280,000,000.00	$280,000,000.00
	iii	A-3 Notes	83149FAC8	0.110%	1.00000	$254,843,000.00	$254,843,000.00
	iv	A-4 Notes	XS0261462591	0.150%	1.27150537634	€372,000,000.00	€372,000,000.00
	v	B Notes	83149FAD6	0.210%	1.00000	$46,666,000.00	$46,666,000.00

	Reserve Account		07/20/2006	10/25/2006
D	i	Required Reserve Acct Deposit (%)	0.25%	0.25%

	ii	Reserve Acct Initial Deposit ($)	$3,769,348.00
	iii	Specified Reserve Acct Balance ($)	$3,769,348.00	$3,715,227.52
	iv	Reserve Account Floor Balance ($)	$2,261,609.00	$2,261,609.00
	v	Current Reserve Acct Balance ($)	$3,769,348.00	$3,715,227.52

	Other Accounts		07/20/2006	10/25/2006
E	i	Supplemental Loan Purchase Account	$11,693,891.63	$0.00
	ii	Add-on Consolidation Loan Account	$7,500,000.00	$5,238,736.23
	iii	Capitalized Interest Account	$44,000,000.00	$44,000,000.00

	Asset/Liability		07/20/2006	10/25/2006
F	i	Total Adjusted Pool + Supplemental Loan Purchase Acct	$1,555,508,458.19	$1,533,806,236.13
	ii	Total Outstanding Balance Notes (converted to USD)	$1,555,509,000.00	$1,543,261,967.19
	iii	Difference	$(541.81)	$(9,455,731.06)
	iv	Parity Ratio	1.00000	0.99387

*	Please see pg A-2 of Annex A in the prospectus supplement for an explanation of the “T-Bill—Other” designation.

II. 2006-6 Transactions from:	07/20/2006	through	10/25/2006

A	Student Loan Principal Activity
	i	Regular Principal Collections	$24,553,740.17
	ii	Principal Collections from Guarantor	464,030.76
	iii	Principal Reimbursements	317,497.65
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$25,335,268.58

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$1,625.39
	ii	Capitalized Interest	(4,049,782.82)

	iii	Total Non-Cash Principal Activity	$(4,048,157.43)

C	Student Loan Principal Purchases		$(13,230,190.19)

D	Total Student Loan Principal Activity		$8,056,920.96

E	Student Loan Interest Activity
	i	Regular Interest Collections	$9,892,897.65
	ii	Interest Claims Received from Guarantors	5,517.59
	iii	Collection Fees/Returned Items	5,429.12
	iv	Late Fee Reimbursements	112,906.39
	v	Interest Reimbursements	2,262.92
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$10,019,013.67

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(1,041.08)
	ii	Capitalized Interest	4,049,782.82

	iii	Total Non-Cash Interest Adjustments	$4,048,741.74

G	Student Loan Interest Purchases		$(34,097.02)

H	Total Student Loan Interest Activity		$14,033,658.39

I	Non-Reimbursable Losses During Collection Period		$0.00
J	Cumulative Non-Reimbursable Losses to Date		$0.00

III. 2006-6 Collection Account Activity	07/20/2006	through	10/25/2006

A	Principal Collections
	i	Principal Payments Received	$10,361,959.82
	ii	Consolidation Principal Payments	14,655,811.11
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	21,898.48
	v	Reimbursements by Servicer	500.00
	vi	Re-purchased Principal	295,099.17

	vii	Total Principal Collections	$25,335,268.58
B	Interest Collections
	i	Interest Payments Received	$9,796,160.04
	ii	Consolidation Interest Payments	102,255.20
	iii	Reimbursements by Seller	30.42
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	49.32
	vi	Re-purchased Interest	2,183.18
	vii	Collection Fees/Return Items	5,429.12
	viii	Late Fees	112,906.39

	ix	Total Interest Collections	$10,019,013.67

C	Other Reimbursements		$131,245.89

D	Reserves in Excess of the Requirement		$54,120.48

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$806,444.46

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$724,879.71

J	Excess Transferred from Add-on Consolidation Loan Account		$0.00

K	Funds Released from Capitalized Interest Account		$0.00

L	Initial Deposits into Collection Account		$4,000,000.00

	TOTAL AVAILABLE FUNDS		$41,070,972.79
	LESS FUNDS PREVIOUSLY REMITTED:
	Servicing Fees to Servicer		$(863,224.23)
	Consolidation Loan Rebate Fees to Dept. of Education		$(3,918,396.74)

M	NET AVAILABLE FUNDS		$36,289,351.82

N	Servicing Fees Due for Current Period		$618,838.44

O	Carryover Servicing Fees Due		$0.00

P	Administration Fees Due		$20,000.00

Q	Total Fees Due for Period		$638,838.44

IV. 2006-6 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		% *		Principal Amount		% *
STATUS	07/20/2006	10/25/2006	07/20/2006	10/25/2006	07/20/2006	10/25/2006	07/20/2006	10/25/2006	07/20/2006	10/25/2006

INTERIM:

In School
Current	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

Grace
Current	0.000%	0.000%	0	0	0.000%	0.000%	0.00	0.00	0.000%	0.000%

TOTAL INTERIM	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

REPAYMENT

Active
Current	5.127%	5.123%	71,331	60,204	78.138%	66.369%	$1,120,705,975.57	$941,654,792.21	75.367%	63.671%
31-60 Days Delinquent	5.197%	5.400%	2,898	4,842	3.175%	5.338%	42,710,475.33	70,331,040.88	2.872%	4.755%
61-90 Days Delinquent	5.421%	5.383%	1,280	3,385	1.402%	3.732%	18,746,708.41	48,324,357.10	1.261%	3.267%
91-120 Days Delinquent	5.674%	5.481%	775	1,308	0.849%	1.442%	10,180,548.94	17,983,167.96	0.685%	1.216%
> 120 Days Delinquent	5.480%	5.496%	1,541	2,302	1.688%	2.538%	16,368,300.69	28,351,282.82	1.101%	1.917%

Deferment
Current	4.603%	4.631%	7,895	11,193	8.648%	12.339%	156,094,848.10	211,518,552.19	10.497%	14.302%

Forbearance
Current	5.202%	5.197%	5,549	7,440	6.079%	8.202%	121,959,130.14	160,286,113.16	8.202%	10.838%

TOTAL REPAYMENT	5.092%	5.094%	91,269	90,674	99.979%	99.959%	$1,486,765,987.18	$1,478,449,306.32	99.984%	99.966%

Claims in Process (1)	4.950%	5.727%	19	37	0.021%	0.041%	$239,658.24	$499,418.14	0.016%	0.034%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%
GRAND TOTAL	5.092%	5.094%	91,288	90,711	100.000%	100.000%	$1,487,005,645.42	$1,478,948,724.46	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months.

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.

*	Percentages may not total 100% due to rounding.

V. 2006-6 Interest Accruals

A	Borrower Interest Accrued During Collection Period	$14,209,334.19
B	Interest Subsidy Payments Accrued During Collection Period	787,922.19
C	Special Allowance Payments Accrued During Collection Period	8,876,178.48
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	806,444.46
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00
F	Consolidation Loan Rebate Fees	(3,918,396.74)

G	Net Expected Interest Collections	$20,761,482.58
VI. 2006-6 Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.014802011	07/20/2006 - 10/25/2006	1 NY Business Day	5.49353%	LIBOR
B	Class A-2 Interest Rate	0.015044511	07/20/2006 - 10/25/2006	1 NY Business Day	5.58353%	LIBOR
C	Class A-3 Interest Rate	0.015125345	07/20/2006 - 10/25/2006	1 NY Business Day	5.61353%	LIBOR
D	Class A-4 Interest Rate	0.008794667	07/20/2006 - 10/25/2006	1 NY and TARGET Business Day	3.26400%	EURIBOR
E	Class B Interest Rate	0.015394789	07/20/2006 - 10/25/2006	1 NY Business Day	5.71353%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

VII. 2006-6 Currency Exchange Swaps

		Barclays Bank PLC
		A-4 Swap Calculation
SLM Student Loan Trust Pays:
i	Notional Swap Amount (USD)	$473,000,000
ii	3 Month USD-LIBOR	5.50353%
iii	Spread	0.14760%
iv	Pay Rate	5.65113%
v	Days in Period 07/20/2006 - 10/25/2006	97

vi	Gross Swap Payment Due Counterparty	$7,202,208.21

Barclays Bank PLC Pays:
i	Notional Swap Amount (EUR)	€372,000,000.00
ii	3 Month EURIBOR	3.11400%
iii	Spread	0.15000%
iv	Pay Rate	3.26400%
v	Days in Period 07/20/2006 - 10/25/2006	97

vi	Gross Swap Receipt Due Paying Agent	€3,271,616.00

VIII. 2006-6 Inputs From Initial Period							07/20/2006

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance					$1,487,005,645.42
	ii	Interest To Be Capitalized					1,539,573.14

	iii	Total Pool					$1,488,545,218.56
	iv	Capitalized Interest					44,000,000.00
	v	Add-on Consolidation Loan Account Balance					7,500,000.00
	vi	Specified Reserve Account Balance					3,769,348.00

	vii	Total Adjusted Pool					$1,543,814,566.56

B	Total Note Factor						1.000000000
C	Total Note Balance						$1,555,509,000.00

D	Note Balance 07/20/2006		Class A-1	Class A-2	Class A-3	Class A-4	Class B

	i	Current Factor	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$501,000,000.00	$280,000,000.00	$254,843,000.00	€372,000,000.00	$46,666,000.00
	iii	Note Principal Shortfall	$0.00	$0.00	$0.00	€—	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	€—	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	€—	$0.00

E	Reserve Account Balance			$3,769,348.00
F	Unpaid Primary Servicing Fees from Prior Month(s)			$0.00
G	Unpaid Administration fees from Prior Quarter(s)			$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)			$0.00
I	Interest Due on Unpaid Carryover Servicing Fees			$0.00

IX. 2006-6 Waterfall for Distributions

				Remaining
				Funds Balance
A		Total Available Funds ( Section III-M )	$36,289,351.82	$36,289,351.82

B		Primary Servicing Fees - Current Month	$618,838.44	$35,670,513.38

C		Administration Fee	$20,000.00	$35,650,513.38

D		Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$7,415,807.71	$28,234,705.67
	ii	Class A-2	$4,212,463.19	$24,022,242.48
	iii	Class A-3	$3,854,588.23	$20,167,654.25
	iv	Class A-4 USD payment to the swap counterparty	$7,202,208.21	$12,965,446.04

	v	Total Class A Interest Distribution	$22,685,067.34

E		Class B Noteholders’ Interest Distribution Amount	$718,413.23	$12,247,032.81

F		Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$12,247,032.81	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iv	Class A-4 USD payment to the swap counterparty	$0.00	$0.00

	v	Total Class A Principal Distribution	$12,247,032.81

G		Class B Noteholders’ Principal Distribution Amount	$0.00	$0.00

H		Reinstate Reserve Account to the Specified Reserve Account Balance	$0.00	$0.00

I		Carryover Servicing Fees	$0.00	$0.00

J		Remaining Swap Termination Fees	$0.00	$0.00

K		Excess to Certificateholder	$0.00	$0.00

X. 2006-6 Account Reconciliations

A	Reserve Account

	i	Initial Deposit	$3,769,348.00
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$3,769,348.00
	iv	Required Reserve Account Balance	$3,715,227.52
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve - Release to Collection Account	$54,120.48
	vii	Ending Reserve Account Balance	$3,715,227.52

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		08/03/2006
	i	Initial Deposit	$11,693,891.63
	ii	Supplemental Loan Purchases	$(10,969,011.92)
	iii	Transfers to Collection Account	$(724,879.71)

	iv	Ending Balance	$0.00

C	Add-on Consolidation Loan Account
	Consolidation Loan Add-on Period end date		12/31/2006
	i	Initial Deposit	$7,500,000.00
	ii	Add-on Loans Funded	$(2,261,263.77)
	iii	Transfers to Collection Account	$0.00

	iv	Ending Balance	$5,238,736.23

D	Capitalized Interest Account
	Capitalized Interest Account Release Date		04/25/2008
	i	Initial Deposit	$44,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$44,000,000.00

XI. 2006-6 Trigger Events

A	Has Stepdown Date Occurred?		N
	The Stepdown Date is the earlier of (1) 07/25/2012 or (2) the
	first date on which no class A notes remain outstanding.

B	Note Balance Trigger

	i	Class A Notes Outstanding (after application of available funds)	$1,496,595,967.19

	ii	Adjusted Pool Balance	$1,533,806,236.13

	iii	Note Balance Trigger Event Exists (i > ii)	N

	After the Stepdown Date, a trigger event in existence results in a Class B Percentage of 0.

	Class A Percentage		100.00%
	Class B Percentage		0.00%

C	Other Waterfall Triggers
	i	Student Loan Principal Outstanding	$1,478,948,724.46
	ii	Borrower Interest Accrued	14,209,334.19
	iii	Interest Subsidy Payments Accrued	787,922.19
	iv	Special Allowance Payments Accrued	8,876,178.48
	v	Reserve Account Balance (after any reinstatement)	3,715,227.52
	vi	Capitalized Interest Account Balance	44,000,000.00
	vii	Add-On Account Balance	5,238,736.23

	viii	Total	$1,555,776,123.07
	ix	Less: Specified Reserve Account Balance	(3,715,227.52)

	x	Total	$1,552,060,895.55

	xi	Class A Notes Outstanding (US$ equivalent, after application of available funds)	$1,496,595,967.19

	xii	Insolvency Event or Event of Default Under Indenture	N

	xiii	Available Funds Applied to Class A Noteholders’ Distribution Amount Before
		Any Amounts are Applied to the Class B Noteholders’ Distribution Amount
		(xi > x or xii = Y)	N

XII. 2006-6 Distributions

	ADistribution Amounts			Class A-1	Class A-2	Class A-3	Class A-4	Class B
	i	Quarterly Interest Due		$7,415,807.71	$4,212,463.19	$3,854,588.23	€3,271,616.00	$718,413.23
	ii	Quarterly Interest Paid		7,415,807.71	4,212,463.19	3,854,588.23	3,271,616.00	718,413.23
	iii	Interest Shortfall		$0.00	$0.00	$0.00	€—	$0.00

	vii	Quarterly Principal Due		$21,702,763.87	$0.00	$0.00	€—	$0.00
	viii	Quarterly Principal Paid		12,247,032.81	0.00	0.00	—	0.00
	ix	Quarterly Principal Shortfall		$9,455,731.06	$0.00	$0.00	€—	$0.00

	x	Total Distribution Amount		$19,662,840.52	$4,212,463.19	$3,854,588.23	€3,271,616.00	$718,413.23

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	10/25/06	$1,555,509,000.00
	ii	Adjusted Pool Balance	10/25/06	1,533,806,236.13

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)		$21,702,763.87

	iv	Adjusted Pool Balance	7/20/06	$1,543,814,566.56
	v	Adjusted Pool Balance	10/25/06	1,533,806,236.13

	vi	Current Principal Due (iv-v)		$10,008,330.43
	vii	Notes Issued Exceeding Adjusted Pool Balance		11,694,433.44

	viii	Principal Distribution Amount (vi + vii)		$21,702,763.87

	ix	Principal Distribution Amount Paid
		USD		$12,247,032.81
		EUR		€—

	x	Principal Shortfall (viii — ix)		$9,455,731.06

C	Total Interest Distribution
		USD		$16,201,272.36
		EUR		€3,271,616.00

					Paydown
F	Note Balances			07/20/2006	Factor	10/25/2006
	i	A-1 Note Balance	83149FAA2	$501,000,000.00		$488,752,967.19
		A-1 Note Pool Factor		1.000000000	0.024445175	0.975554825

	ii	A-2 Note Balance	83149FAB0	$280,000,000.00		$280,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	83149FAC8	$254,843,000.00		$254,843,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	XS0261462591	€372,000,000.00		€372,000,000.00
		A-4 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	v	B Note Balance	83149FAD6	$46,666,000.00		$46,666,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

XIII. 2006-6 Historical Pool Information

			07/20/2006 - 09/30/2006
Beginning Student Loan Portfolio Balance			$1,487,005,645.42

	Student Loan Principal Activity
	i	Regular Principal Collections	$24,553,740.17
	ii	Principal Collections from Guarantor	464,030.76
	iii	Principal Reimbursements	317,497.65
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$25,335,268.58
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$1,625.39
	ii	Capitalized Interest	(4,049,782.82)

	iii	Total Non-Cash Principal Activity	$(4,048,157.43)

	Student Loan Principal Purchases		$(13,230,190.19)

(-)	Total Student Loan Principal Activity		$8,056,920.96

	Student Loan Interest Activity
	i	Regular Interest Collections	$9,892,897.65
	ii	Interest Claims Received from Guarantors	5,517.59
	iii	Collection Fees/Returned Items	5,429.12
	iv	Late Fee Reimbursements	112,906.39
	v	Interest Reimbursements	2,262.92
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$10,019,013.67

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(1,041.08)
	ii	Capitalized Interest	4,049,782.82

	iii	Total Non-Cash Interest Adjustments	$4,048,741.74

	Student Loan Interest Purchases		$(34,097.02)

	Total Student Loan Interest Activity		$14,033,658.39

(=)	Ending Student Loan Portfolio Balance		$1,478,948,724.46

(+)	Interest to be Capitalized		$1,903,547.92

(=)	TOTAL POOL		$1,480,852,272.38

(+)	Capitalized Interest		$44,000,000.00

(+)	Add-on Consolidation Loan Account Balance		$5,238,736.23

(+)	Reserve Account Balance		$3,715,227.52

(=)	Total Adjusted Pool		$1,533,806,236.13

XIV. 2006-6 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *
Oct-06	$1,480,852,272	3.34%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.